Share-based Compensation (Share options, additional information) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share-based compensation	¥ 34,354	$ 5,304	¥ 53,181		¥ 16,723
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted (US$ per share)		$ 0.46		$ 0.67
Recognized share-based compensation	34,400	$ 5,300	¥ 53,000		¥ 16,800
Unrecognized share-based compensation for options	¥ 36,300					$ 5,600
Period for recognition	2 years 3 months 18 days	2 years 3 months 18 days
Share Options [Member] | Former employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds received from exercise of options	¥ 1,500					$ 200
Shares issued to former employees after IPO (number of shares) | shares	4,934,565					4,934,565
Contingently issuable shares to be issued upon former employees' request (number of shares) | shares	1,777,826		1,799,001	1,799,001		1,777,826
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (US$ per share)						$ 6.02
Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (US$ per share)						$ 0.75